Income Taxes (Details 8) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes
Net operating loss carry forwards	$ 37,178,616
Net operating losses, tax expiration period	December 31, 2013 through 2017
Deferred Tax Liability Not Recognized
Undistributed earnings reinvested	51,000,000
Undistributed earnings
Deferred Tax Liability Not Recognized
Undistributed earnings	$ 1,033,000,000